Cover Page	Feb. 25, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	CAESARS ENTERTAINMENT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street, 12th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001590895
Amendment Description	Caesars Entertainment, Inc. (the “Company” or “Caesars”) is filing this Current Report on Form 8-K/A solely to correct errors in the press release issued on February 25, 2020 announcing the Company's financial results for the quarter and year ended December 31, 2020 (the “Original Press Release”). The corrections to the Original Press Release are noted in the corrected press release and relate to mathematical or typographical errors in the Company's (loss) income per share, number of shares outstanding and the classification of certain components of outstanding debt.